Provisions - Schedule of maturity of estimated benefits payments, Other Foreign Subsidiaries (Details) - Other foreign subsidiaries € in Millions	Dec. 31, 2023 EUR (€)
2024
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 658
2025
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	665
2026
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	671
2027
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	682
2028
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	694
2029 to 2033
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 3,499